Derivatives and fair value measurements - Fair Value Measurements (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative liabilities	$ 470	$ 632
Total	(1,309)	(635)
Significant other observable inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total	1,309	635
Interest Rate Swap
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative liabilities	470	632
Total	470	632
Interest Rate Swap | Significant other observable inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total	470	632
Fuel pricing contracts
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total	839	3
Fuel pricing contracts | Significant other observable inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total	839	3
Total Assets/ (Liabilities)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total	$ 1,309	$ 635